Income Taxes (Tables)	12 Months Ended
Mar. 31, 2024
Income Taxes [Abstract]
Schedule of Income Tax Benefit (Expense)	The current and deferred portions of the income tax benefits (expense) included in the statements of income and comprehensive income as determined in accordance with FASB ASC 740 are as follows:
	For the Years Ended March 31,
	2024	2023	2022
Current income tax expense	$63,692	$(31,520)	$(88,647)
Deferred income tax expense	-		-
	$63,692	$(31,520)	$(88,647)

Schedule of Statutory Income Tax Rates	A reconciliation of the difference between the expected income tax expense or benefit computed at applicable statutory income tax rates and the Company’s income tax expense is shown in the following table:
	For the Years Ended March 31,
	2024	2023	2022
Income tax benefits (expenses) at applicable statutory rate	$(162,995)	$(565,828)	$(590,692)
Nondeductible expenses	-	-	(181,910)
Income not subject to tax (2)	89,264	421,297	539,572
Income tax of other jurisdictions (3)	-	30	-
Nontaxable offshore profit	136,655	113,777	143,098
Benefit on tax concession (note (1))	767	765	1,285
Changes in valuation allowance	-	(1,561)	-
	$63,692	$(31,520)	$(88,647)
(1)	The provision for Hong Kong Profits Tax for 2024 is calculated at 16.5% (2023 and 2022: 16.5%) of the estimated assessable profits for the year, taking into account a reduction granted by the Hong Kong SAR Government of 100% of the tax payable for the year of assessment 2023-24 subject to a maximum reduction of HK$3,000 for each business (2023: a maximum reduction of HK$6,000 was granted for the year of assessment 2022-23 and was taken into account in calculating the provision for 2023, 2022: a maximum reduction of HK$10,000 was granted for the year of assessment 2021-22 and was taken into account in calculating the provision for 2022).
(2)	The Company also has entities domiciled in the British Virgin Islands, but such entities are not subject to income or capital gains taxes.
(3)	Top Fin and Top AM were established in Singapore, which are subject to income tax rate of 17%, and Top 500 was established in Australia, which is subject to income rate of 25%.